Note 3 - Fair Values of Financial Instruments - Changes in Fair Value of Level 3 Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 352,000	$ 384,000
Included in other comprehensive income (loss)	96,000	(32,000)
Ending balance	$ 448,000	$ 352,000